Taxes (Details) - Schedule of Deferred Tax Asset - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Deferred Tax Asset [Abstract]
Provision of doubtful accounts	$ 2,391,460	$ 531,902
Tax loss carried forwards	8,276,814	5,443,492
Valuation allowance on tax losses	(10,668,274)	(5,975,394)
Deferred tax assets, net